Earnings Per Share (Basic and Diluted) (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Earnings per share

For the year ended December 31,		2019		2018
	Earnings (Numerator)	Shares (000’s) (Denominator)	Per-Share Amount	Earnings (Numerator)	Shares (000’s) (Denominator)	Per-Share Amount
Net earnings (1)	$110,738			$10,294
Basic EPS	$110,738	201,397	$0.55	$10,294	153,315	$0.07
Effect of Dilutive Securities:
Stock Options	—	174		—	207
Diluted EPS	$110,738	201,571	$0.55	$10,294	153,522	$0.07

(1)	Net earnings attributable to equity holders of the Company.